Victory Pioneer Multi-Asset Ultrashort Income Fund N-1A Cover	Aug. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 01, 2025
Prospectus Date	Aug. 01, 2025